TOTAL SALES	12 Months Ended
Dec. 31, 2021
TOTAL SALES
TOTAL SALES

18— TOTAL SALES

Amount of net sales derived from our operations in Asia, France, the United States. and other geographical areas, are as follows:

Primary geographical markets (€)	2021	2020	2019
Asia	16,009	15,872	17,938
France	12,251	10,021	11,350
United States	5,524	5,611	5,194
Others geographical areas	10,276	10,146	10,377
Total Net Sales	44,060	41,649	44,859

The amount of net sales is recognized following the timing above:

Timing of revenue recognition	2021	2020	2019
Products transferred at a point in time	34,552	32,862	36,767
Products and services transferred over time	9,508	8,787	8,092
Total Net Sales	44,060	41,649	44,859